UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Dec 29,2006


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     CooperNeff Advisors, Inc.
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028 - 05262


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     John Pirner
Title:    CHIEF FINANCIAL OFFICER
Phone:    610-491-1595
Signature ,Place, and Date of Signing:
John Pirner
KING OF PRUSSIA,PA
2/13/2007


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:11
Form 13F Information Table Value Total:$29,915,000

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: CooperNeff Advisors, Inc.          Period End Date: Dec 29,2006     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                            Value     Shrs or   SH/ PUT/         Other    Voting Authority
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
FIVE STAR QUALITY CARE INC     BOND CV            33832DAA4 0         500000    PRN      DEFINED 01       0         500000   0
FORD MTR CO                    BOND CV            345370CF5 0         2000000   PRN      DEFINED 01       0         2000000  0
Teva Pharmaceutical            BOND CV            465823AG7 0         3000000   PRN      DEFINED 01       0         3000000  0
CuraGen Corp		       BOND CV		  23126RAE1 0	      3000000	PRN	 DEFINED 01	  0	    3000000  0
EchoStar Communications	       BOND CV		  278762AG4 0	      2000000   PRN	 DEFINED 01	  0	    2000000  0
General Motors		       BOND CV		  370442717 0	      200000	PRN	 DEFINED 01	  0	    200000   0
Imclone Systems Inc	       BOND CV		  45245WAF6 0	      4215000	PRN	 DEFINED 01	  0	    4215000  0
Kulicke and Soffa	       BOND CV		  501242AL5 0	      2500000	PRN	 DEFINED 01	  0	    2500000  0
Wells Fargo & Co	       BOND CV		  949746FA4 0	      5000000	PRN	 DEFINED 01	  0	    5000000  0
Amkor Technology	       BOND CV		  031652AH3 0	      2500000	PRN	 DEFINED 01	  0	    2500000  0
Sepracor		       BOND CV	 	  817315AL8 0	      5000000	PRN	 DEFINED 01 	  0	    5000000  0